Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financial Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	₩ 8,471,738	₩ 6,847,376
Cash flows	(259,601)	112,632
Changes in Accounting Policy		771,410
Newly acquired	507,472	774,906
Exchange difference	(12,607)	6,435
Fair value change	(27,085)	(31,456)
Change in Consolidation Scope	3,564
Other changes	(100,576)	(9,565)
Ending	8,582,905	8,471,738
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	7,298,867	6,648,294
Cash flows	167,867	574,175
Newly acquired	17,523
Exchange difference	(157,985)	64,398
Other changes	(9,974)	12,000
Ending	7,316,298	7,298,867
Financial lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	1,211,351	163,858
Cash flows	(447,784)	(485,444)
Changes in Accounting Policy		771,410
Newly acquired	473,477	774,906
Exchange difference	(3)
Fair value change	40
Change in Consolidation Scope	3,564
Other changes	(97,005)	(13,379)
Ending	1,143,640	1,211,351
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	(13,674)
Newly acquired	13,674
Derivative assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	(58,576)	(29,843)
Cash flows	34,933	33,635
Exchange difference	2,870	(53,729)
Fair value change	(3,456)	(11,398)
Other changes	16,623	2,759
Ending	(7,606)	(58,576)
Derivative liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	20,096	65,067
Cash flows	(943)	(9,734)
Newly acquired	2,798
Exchange difference	142,511	(4,234)
Fair value change	(23,669)	(20,058)
Other changes	(10,220)	(10,945)
Ending	₩ 130,573	₩ 20,096